Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Net income:
Net income attributable to MHFG shareholders		¥ 379,558	¥ 365,873
Less: Net income attributable to preferred shareholders			1,441
Net income attributable to common shareholders		379,558	364,432
Effect of dilutive securities:
Convertible preferred stock			1,441
Net income attributable to common shareholders after assumed conversions		¥ 379,558	¥ 365,873
Shares:
Weighted average common shares outstanding		25,204,801	24,718,566
Effect of dilutive securities:
Convertible preferred stock	[1]	165,533	649,240
Stock options		11,997	18,467
Weighted average common shares after assumed conversions		25,382,331	25,386,273
Amounts per common share:
Basic net income per common share		¥ 15.06	¥ 14.74
Diluted net income per common share		¥ 14.95	¥ 14.41

[1]	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.